UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                          FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002.

Check here if Amendment  [     ];  Amendment Numer:
This Amendment  (Check only one.):     [     ]  is a restatement.
				       [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Advanced Investment Management, L.P.
Address:             Fifth Avenue Place, Suite 2900
                          120 Fifth Avenue
                        Pittsburgh, PA  15222

13F File Number:              28-4596






The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager::

Name:           J. Sean Stenson
Title:         Operations Manager
Phone:         412/255-1400 ext. 157
Signature, Place, and Date of Signing:



J. Sean Stenson       Pittsburgh, Pennsylvania      June 30, 2002

Report Type (Check only one.):

[  X  ]	13F HOLDINGS REPORT.

[       ]       13F NOTICE.

[      ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:	174,581

Form 13F Information Table Value Total:	$2,261,645

                                                                               13-F Filings Report
                                                                              As of Date:  06/30/02
           NAME OF                TITLE OF       CUSIP         FAIR      SHARES/ SH/ PUT/ INVESTMT
           ISSURER                 CLASS         NUMBER    MARKET VALUE  PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE   SHARENONE
AVAYA INC                       Common Stock     053499109           5727    1157 SH         SOLE    AIM         1157    0    0
ESCROW - CREDITRUST             Common Stock     225429992                   3800 SH         SOLE    AIM         3800    0    0
ESCROW - SEAGATE TECHNOLOGY     Common Stock     811804988                  46300 SH         SOLE    AIM        46300    0    0
NOKIA CORP                      Common Stock     654902204        1514608  104600 SH         SOLE    AIM       104600    0    0
ROYAL DUTCH PETE CO             Common Stock     780257804         646659   11700 SH         SOLE    AIM        11700    0    0
TYCO INTERNATIONAL              Common Stock     902124106          94651    7006 SH         SOLE    AIM         7006    0    0
WASHINGTON GROUP                Common Stock     938862117                     18 SH         SOLE    AIM           18    0    0